Financial Assets - Additional Information (Details) - EUR (€)	5 Months Ended	12 Months Ended	25 Months Ended
	Nov. 27, 2023	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Receivable from rent to buy agreement		€ 8,589,000	€ 8,589,000	€ 0
Lease expire date		Dec. 31, 2026
Secured senior convertible promissory note		€ 4,208,000	€ 4,208,000	€ 3,938,000
Accrued interest percentage	5.00%		6.00%
Impairment losses on financial assets		€ 0
Financial assets impairment indicators		no impairment indicators